ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES	6 Months Ended
Jun. 30, 2016
Accounts Receivable, Net [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES

We evaluate the collectibility of accounts receivable based on a combination of factors. We estimate an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This estimate is periodically adjusted when we become aware of a specific customer’s inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in the overall aging of accounts receivable. While we have a large number of customers that operate in diverse businesses and are geographically dispersed, a general economic downturn in any of the industry segments in which we operate could result in higher than expected defaults, and, therefore, the need to revise estimates for the provision for doubtful accounts could occur.

Allowance for doubtful accounts receivable consisted of the following:

	June 30,
	2016	2015
	($ in millions)
Balance at beginning of year	$6.4	$3.0
Provisions charged (credited)	2.2	(0.2)
Write-offs, net of recoveries	(0.8)	(0.1)
Balance at end of period	$7.8	$2.7

Provisions charged (credited) to operations were $0.8 million and $(0.4) million for the three months ended June 30, 2016 and 2015, respectively.

On June 29, 2016, we entered into a trade accounts receivable factoring arrangement (the AR Facility). Pursuant to the terms of the AR Facility, certain of our subsidiaries may sell their accounts receivable up to a maximum of $100.0 million. We will continue to service such accounts.  These receivables qualify for sales treatment under Accounting Standards Codification (ASC) 860 “Transfers and Servicing” (ASC 860) and, accordingly, the proceeds are included in net cash provided by operating activities in the Condensed Statement of Cash Flows.  The gross amount of receivables sold for the three months ended June 30, 2016 totaled $26.8 million.  The factoring discount paid under the AR Facility is recorded as interest expense on the Condensed Statement of Operations. The agreement is without recourse and therefore no recourse liability has been recorded as of June 30, 2016.